Debt (Details) - USD ($)		1 Months Ended						3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 12, 2020	Feb. 28, 2023	Jun. 30, 2021	May 31, 2021	Mar. 17, 2021	Mar. 31, 2020	Mar. 17, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 01, 2021	Apr. 30, 2020	Apr. 01, 2020
Debt (Details) [Line Items]
Borrowings amount											$ 81,300,000
Maturity date											Mar. 01, 2025
Shares issued, percentage											20.00%		20.00%
Price per share (in Dollars per share)			$ 4.50					$ 4.50			$ 4.50
Amortized discount											$ 0		$ 0
Description of debt									In March 2021, upon an investor’s decision to not participate in the next round of Convertible Notes, pursuant to the Convertible Notes’ provisions, $3.4 million of the investor’s Convertible Notes converted into 747,451 shares of Series D Preferred Stock and such Series D Preferred Stock issued as a result of this conversion was converted into common stock. At the date of conversion, the outstanding principal and accrued interest on the Convertible Notes were $2.6 million and $0.8 million, respectively. Refer to Note 7, Redeemable Convertible Preferred Stock, for additional information.		The first two years provide for interest-only payments and the final three years amortize the principal balance at $15.0 million, $15.0 million and $20.0 million, respectively
Interest expense								$ 1,800,000		$ 1,500,000	$ 3,400,000	$ 3,000,000.0
Principal amount	$ 50,000,000.0		$ 58,100,000					$ 58,100,000			$ 58,100,000
Net proceeds	42,700,000
Transaction expenses	4,400,000
Prepaid interest	$ 2,900,000
Interest rate			14.50%					14.50%			14.50%		8.00%		12.50%
Royalty Expense											$ 24,200,000		$ 24,200,000
Fair value						$ 7,900,000					$ 7,900,000
Annual effective interest rate			32.30%					32.30%			32.30%		32.30%
Non-cash interest expense								$ 800,000		$ 100,000	$ 1,500,000	$ 700,000
Convertible notes, description													the sum of (i) 1.5 times the principal amount of the Convertible Notes and (ii) accrued and unpaid interest thereon, or b) the amount that would have been payable to the noteholders if such notes had been converted to shares of Series D Preferred Stock at the Series D price immediately prior to the close of such strategic transaction.
Interest expense													$ 6,100,000	$ 4,500,000
Senior secured notes, description	The senior secured notes bear interest at 12.5% and specify semiannual payments on March 1 and September 1 and have a maturity date of March 1, 2025. The first two years provide for interest-only payments and the final three years amortize the principal balance at $15.0 million, $15.0 million and $20.0 million, respectively. The senior secured notes are governed by an indenture, dated as of March 12, 2020, between the Company and the investors. The interest rate will increase to 14.50% for overdue installments in the event of default.
Business combination transaction													10,000,000.0
Senior Secured Notes [Member]
Debt (Details) [Line Items]
Cash and cash equivalents						$ 10,000,000.0							10,000,000.0
Forbearance Agreement [Member]
Debt (Details) [Line Items]
Interest rate					14.50%
Cash and cash equivalents					$ 2,500,000								$ 2,500,000
Interest due amount					$ 3,100,000		$ 3,100,000
Minimum [Member]
Debt (Details) [Line Items]
Royalty on net sale											0.56%		0.56%
Maximum [Member]
Debt (Details) [Line Items]
Royalty on net sale											1.67%		1.67%
Convertible Notes Payable [Member]
Debt (Details) [Line Items]
Accrue interest rate											8.00%
PIK Note [Member]
Debt (Details) [Line Items]
Borrowings amount				$ 3,100,000
Principal senior secured note			$ 8,100,000					$ 8,100,000			$ 8,100,000
Interest rate				14.50%
Accrued and unpaid interest		$ 3,100,000
Indenture Note [Member]
Debt (Details) [Line Items]
Borrowings amount			$ 5,000,000.0
Interest rate			14.50%					14.50%			14.50%
PPP Loan [Member]
Debt (Details) [Line Items]
Unsecured loan																$ 500,000	$ 500,000
Convertible Notes [Member]
Debt (Details) [Line Items]
Borrowings amount													$ 61,300,000
Series D Preferred Stock [Member]
Debt (Details) [Line Items]
Price per share (in Dollars per share)													$ 4.50